Financial instruments - Derivative and non-derivative financial instruments (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in fair value measurement
Assets at beginning of period	€ 32,934,735
Assets at end of period	34,189,853	€ 31,956,001
Liabilities at beginning of period	19,707,498
Liabilities at end of period	20,867,231
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period	183,054
Transfer from Level 2		186,427
Increase		2,233
Gains (losses) recognised in profit or loss	14,535	128
Foreign currency translation and other changes	358	(5,734)
Assets at end of period	197,947	183,054
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	89,677	172,278
Increase	11,826	4,828
Decrease	(28,506)	(43,941)
(Gain) loss recognized in profit or loss	166	(41,537)
Foreign currency translation and other changes	(1,722)	(1,951)
Liabilities at end of period	71,441	89,677
Noncontrolling interests subject to put provisions | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	934,425	818,871
Increase	16,096	109,109
Decrease	(87,155)	(20,269)
(Gain) loss recognized in equity	82,537	14,523
Foreign currency translation and other changes	(1,651)	12,191
Liabilities at end of period	€ 944,252	€ 934,425
Noncontrolling interests subject to put provisions | Fair Value | Level 3 | Assumed earnings
Reconciliation of changes in fair value measurement
Increase in input	10.00%
Increase in fair value due to increase in input	€ 67,924
Noncontrolling interests subject to put provisions | Fair Value | Level 3 | Assumed earnings | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities	1.00%
Increase in fair value due to increase in input, as percentage of equity	1.00%